Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2026
Entity File Number	000-32919
Entity Registrant Name	PATRIOT GOLD CORP.
Entity Central Index Key	0001080448
Entity Tax Identification Number	86-0947048
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	401 Ryland Street
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	702
Local Phone Number	456-9565
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false